Consolidated Statements of Changes in Equity - DKK (kr) kr in Millions	Issued capital [member]	Share premium [Member]	Translation reserves	Retained Earnings [Member]	Total
Effect of prior period revision				kr (38)	kr (38)
Adjusted total equity at beginning of period (revised)	kr 66	kr 11,894	kr 54	7,069	19,083
Balance at beginning of period at Dec. 31, 2020	66	11,894	54	7,107	19,121
Net profit				2,957	2,957
Other comprehensive income			27		27
Total comprehensive income			27	2,957	2,984
Transactions with owners:
Exercise of warrants		135			135
Purchase of treasury shares				(447)	(447)
Share-based compensation expenses				310	310
Net settlement of RSUs				(50)	(50)
Tax on items recognized directly in equity				92	92
Balance at end of period at Dec. 31, 2021	66	12,029	81	9,931	22,107
Net profit				5,452	5,452
Other comprehensive income			17		17
Total comprehensive income			17	5,452	5,469
Transactions with owners:
Exercise of warrants		280			280
Purchase of treasury shares				(908)	(908)
Share-based compensation expenses				439	439
Net settlement of RSUs				(88)	(88)
Tax on items recognized directly in equity				(17)	(17)
Balance at end of period at Dec. 31, 2022	66	12,309	98	14,809	27,282
Net profit				4,352	4,352
Other comprehensive income			(38)		(38)
Total comprehensive income			(38)	4,352	4,314
Transactions with owners:
Exercise of warrants		152			152
Purchase of treasury shares				(564)	(564)
Share-based compensation expenses				586	586
Net settlement of RSUs				(103)	(103)
Tax on items recognized directly in equity				(57)	(57)
Balance at end of period at Dec. 31, 2023	kr 66	kr 12,461	kr 60	kr 19,023	kr 31,610